Label	Element	Value
Virtus Income & Growth Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Income & Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and for Statutory Prospectus for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Income & Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Voya Investment Management Co., LLC, (“Voya”), will manage the Fund as subadviser.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser of the Fund will be removed from the Fund’s prospectuses.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Income & Growth Fund